RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																	1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 11, 2024	Jun. 19, 2024	Mar. 26, 2024	Oct. 23, 2023	Oct. 16, 2023	Sep. 02, 2023	Jul. 20, 2023	May 01, 2023	Apr. 20, 2023	Dec. 22, 2022	Oct. 17, 2022	Jul. 11, 2022	May 27, 2022	Dec. 17, 2021	Sep. 30, 2021	Sep. 14, 2021	Oct. 31, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Feb. 28, 2022	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Feb. 26, 2024	Jul. 11, 2023	Jun. 23, 2023	May 02, 2023
Related Party Transaction [Line Items]
Working interest percentage																									85.775%		85.75%
Due to operators current																	$ 21,651						$ 18,633		$ 18,633		$ 21,651
Payment of execution					$ 100,000
Notes Payable																	$ 1,217,597				$ 5,428,936		$ 1,574,541		$ 1,574,541		$ 1,217,597	$ 5,428,936
Common Stock, Par or Stated Value Per Share																	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues																										$ 372,000	$ 372,000	$ 60,000
Share Price					$ 5.40
Stock issued during period, value, restricted stock award, gross
Share-Based Payment Arrangement, Noncash Expense																							$ 238,322	$ 785,962	$ 1,150,852	896,947	1,044,261	6,202
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	$ 267,659										267,659
Unsecured Debt			$ 125,000
Proceeds from Notes Payable																									125,000			4,820,000
Long term asset advance to operators																					$ 1,900,000							1,900,000
Option fee										$ 150,000
Adjustments to additional paid in capital, other					$ 400,000
Payment capitalized cost																											100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price				$ 5.40
IPO [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues																			18,750
Shares Issued, Price Per Share																			$ 60.00
Trio LLC [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues																245,000
Cash paid for additional acquisition																			$ 60,000
2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense																											440,219	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	1,064,781										1,064,781
Michael L Peterson [Member]
Related Party Transaction [Line Items]
Annual based salary				$ 350,000	$ 350,000
Discretionary bonus percentage				100.00%	100.00%
Short-Term Debt			125,000
Unsecured Debt			$ 125,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%
Proceeds from Notes Payable			$ 1,000,000
Mr Peterson [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense																							233,505		267,659		3,341
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	267,659										267,659
Debt Instrument, Fee Amount	$ 10,000
Mr Robin Ross [Member]
Related Party Transaction [Line Items]
Annual based salary	$ 300,000
Discretionary bonus percentage	100.00%
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues								35,000
Shares Issued, Price Per Share								$ 43.00
Stock Issued During Period, Value, New Issues								$ 1,505,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	50,000	22,500
Remaining issuance of shares		22,750
Share-Based Payment Arrangement, Noncash Expense																											96,016	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	177,259										177,259
Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage																						25.00%
Restricted Stock Units (RSUs) [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues												3,000
Shares Issued, Price Per Share												$ 0.0001
Stock Issued During Period, Value, New Issues												$ 15,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross		50,000
Remaining issuance of shares		27,500
Share Price		$ 6.00										$ 5.80
Stock issued during period, value, restricted stock award, gross		$ 134,550
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		25.00%
Share-Based Payment Arrangement, Noncash Expense																							7,720		184,980		88,200	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	0						126,830		126,830		0
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues							10,000
Shares Issued, Price Per Share							$ 21.40
Stock Issued During Period, Value, New Issues							$ 213,000
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																						50,000
Restricted Stock Units (RSUs) [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																						5,000
Restricted Stock Units (RSUs) [Member] | Mr Peterson [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				50,000
Stock issued during period, value, restricted stock award, gross				$ 271,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				25.00%
Restricted Stock Units (RSUs) [Member] | Mr Robin Ross [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Five Outside Director [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues												3,000
Shares Issued, Price Per Share												$ 0.0001
Stock Issued During Period, Value, New Issues												$ 88,200
Share Price												$ 5.80
Restricted Stock Units (RSUs) [Member] | Six Employee Agreement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues																												1,505,000
Share Price																		$ 43.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage																		25.00%
Share-Based Payment Arrangement, Noncash Expense																											440,219	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	1,064,781										1,064,781
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																		35,000
Restricted Stock Units (RSUs) [Member] | Mr. Ingriselli [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues							10,000
Stock Issued During Period, Value, New Issues							$ 213,000
Share-Based Payment Arrangement, Noncash Expense																										$ 213,000
Fair value per share							21.40
Restricted Stock [Member] | Executives [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues											55,000																	55,000
Stock Issued During Period, Value, New Issues																												$ 323,400
Share-Based Payment Arrangement, Noncash Expense																											161,700	$ 6,202
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	155,498										$ 155,498
Restricted Stock [Member] | Mr Peterson [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				50,000
Stock issued during period, value, restricted stock award, gross				$ 271,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value				$ 5.40
Restricted Stock [Member] | Mr Peterson [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period			50,000
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									625											20,000						20,000	20,000	500
Common Stock, Par or Stated Value Per Share																				$ 0.0001										$ 0.0001
Shares Issued, Price Per Share									$ 40.00											$ 20.00										$ 24.20	$ 17.60	$ 42.00
Stock Issued During Period, Value, New Issues																										$ 2	$ 2
Stock Issued During Period, Shares, Restricted Stock Award, Gross																								35,000		35,000	106,250
Stock issued during period, value, restricted stock award, gross																								$ 4		$ 4	$ 11
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues						21,250
Common Stock, Par or Stated Value Per Share						$ 0.0001
Shares Issued, Price Per Share						$ 12.80
Stock Issued During Period, Value, New Issues						$ 273,275
Mc Cool Ranch Purchase Agreement [Member]
Related Party Transaction [Line Items]
Payment of execution					$ 100,000												100,000
Purchase obligation					400,000												400,000										$ 400,000
Payment for restarting production operation					270,000												$ 270,000
Adjustments to additional paid in capital, other					$ 400,000
Six Employee Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues																									1,505,000
Share Price																		$ 43.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage																		25.00%
Share-Based Payment Arrangement, Noncash Expense																							189,845	226,242	563,343	226,242
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																							501,437		$ 501,437
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																		35,000
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues														245,000	245,000
Common Stock, Par or Stated Value Per Share														$ 0.0001	$ 0.0001
Trio LLC [Member]
Related Party Transaction [Line Items]
Percentage of working interest																	21.91832%		3.02647%								21.91832%
Trio LLC [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest					21.91832%
Trio LLC [Member] | Mc Cool Ranch Purchase Agreement [Member]
Related Party Transaction [Line Items]
Percentage of working interest					21.91832%												21.91832%										21.91832%
Trio LLC [Member] | Mc Cool Ranch Purchase Agreement [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest					21.91832%
Trio LLC [Member] | Purchase and Sale Agreement [Member]
Related Party Transaction [Line Items]
Percentage of working interest																82.75%
South Salinas Project [Member]
Related Party Transaction [Line Items]
Working interest percentage																									3.80%		3.80%
Long term asset advance to operators																	$ 0				$ 1,900,000						$ 0	1,900,000
Operators [Member] | Mc Cool Ranch Purchase Agreement [Member]
Related Party Transaction [Line Items]
Notes Payable																							130,000		$ 130,000
Restricted Share Issued To Executives And Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense																							40,757	$ 40,757	120,943	$ 120,943	161,700	6,202
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	155,498						34,555		34,555		155,498
Restricted Share Issued To Executives And Employees [Member] | Restricted Stock Units (RSUs) [Member] | Executives [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues																					55,000
Stock Issued During Period, Value, New Issues																					$ 323,400
Share Price																						$ 5.88
Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable																					1,025,497		254,589		254,589			1,025,497
Notes payable current																					1,025,497		$ 254,589		$ 254,589			1,025,497
Interest expense																											7,015	120,337
Notes payable current																	$ 1,032,512				$ 2,920,000						$ 1,032,512	$ 2,920,000
Related Party [Member] | Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction													$ 1,032,512
Related Party [Member] | Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction													780,000
Related Party [Member] | Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction													1,032,512
Related Party [Member] | Mr Peterson [Member]
Related Party Transaction [Line Items]
Short-Term Debt			$ 125,000
Unsecured Debt			$ 125,000
Optioned Assets Related Party [Member]
Related Party Transaction [Line Items]
Option fee										$ 150,000
Optioned Assets Related Party [Member] | Trio LLC [Member] | Hangman Hollow Field Asset [Member]
Related Party Transaction [Line Items]
Percentage of working interest										44.00%
Optioned Assets Related Party [Member] | Trio LLC [Member] | Ken Fron Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest										22.00%
Optioned Assets Related Party [Member] | Trio LLC [Member] | Union Ave Field [Member]
Related Party Transaction [Line Items]
Percentage of working interest										20.00%
Additional Working Interest South Salinas Project [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Percentage of working interest																			3.02647%
Cash paid for additional acquisition																			$ 60,000
Notes Payable Related Party [Member] | Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction													1,032,512
Notes Payable Related Party [Member] | Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction													780,000
Notes Payable Related Party [Member] | Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction													$ 1,032,512
Consulting Agreement Related Party [Member]
Related Party Transaction [Line Items]
Consulting agreement percentage					100.00%
Consulting agreement fee					$ 10,000